BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock subject to possible redemption
Temporary equity, par value (per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	100,000,000	100,000,000
Temporary equity shares issued	1,502,203	17,250,000
Temporary equity, shares outstanding	1,502,203	17,250,000
Temporary equity, redemption value (per share)	$ 10.24	$ 10.20
Class B common stock
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500